Segment information (Gross written premiums by line of business) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Gross premiums written	$ 336,647	$ 358,974	$ 655,674	$ 1,011,991	$ 237,273	$ 356,760	$ 702,313	$ 1,104,760	$ 311,847	$ 390,215	$ 627,089	$ 837,289	$ 2,363,286	$ 2,401,106	$ 2,166,440
Property
Revenue from External Customer [Line Items]
Gross premiums written													1,054,530	1,164,687	1,060,297
Marine
Revenue from External Customer [Line Items]
Gross premiums written													576,478	570,008	649,421
Specialty
Revenue from External Customer [Line Items]
Gross premiums written													677,026	666,411	456,722
Liability
Revenue from External Customer [Line Items]
Gross premiums written													$ 55,252	$ 0	$ 0